                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

  INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION
        13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

        Report for the Calendar Year or Quarter Ended September 30, 2005

--------------------------------------------------------------------------------
                (Please read instructions before preparing form.)
--------------------------------------------------------------------------------

If amended report check here: [ ]

Michael B. Elefante
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

Hemenway & Barnes            60 State Street    Boston,     MA          02109
--------------------------------------------------------------------------------
Business Address             (Street)           (City)      (State)     (Zip)

(617) 227-7940
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

-----------------------------------ATTENTION------------------------------------

           Intentional misstatements or omissions of facts constitute
                          Federal Criminal Violations.
                    See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

--------------------------------------------------------------------------------

  The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this
   Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

        Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 14th day of November, 2005.

                                   Michael B. Elefante
                                   ---------------------------------------------
                                   (Name of Institutional Investment Manager)


                                   ---------------------------------------------
                                   (Manual Signature of Person Duly Authorized
                                    to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                            13F File No.:     Name:                             13F File No.:
----------------------------     -------------     -----------------------------     -------------
1. Brian C. Broderick (12)*      28-11136          6. Kurt F. Somerville (32)*       28-10379
----------------------------     -------------     -----------------------------     -------------
2. Timothy F. Fidgeon            28-06169          7. U. S. Trust Company, N. A.     28-4052
----------------------------     -------------     -----------------------------     -------------
3. Fiduciary Trust Company       28-471            8.
----------------------------     -------------     -----------------------------     -------------
4. Gannett, Welsh & Kotler       28-4145           9.
----------------------------     -------------     -----------------------------     -------------
5. Roy A. Hammer                 28-5798           10.
----------------------------     -------------     -----------------------------     -------------

* Refers to manager number on attached detail in Item 7.

                                                                         PAGE: 1

AS OF: SEPTEMBER 30, 2005    FORM 13F    SEC FILE # MICHAEL B. ELEFANTE\28-06281

                                                                                                                        ITEM 8:
                                                                            ITEM 5:       ITEM 6:                  VOTING AUTHORITY
                                                 ITEM 3:       ITEM 4:     SHARES OR    INVESTMENT                 -----------------
         ITEM 1:                ITEM 2:          CUSIP      FAIR MARKET    PRINCIPAL    DISCRETION      ITEM 7:    (A)    (B)   (C)
    NAME OF ISSUER          TITLE OF CLASS       NUMBER        VALUE        AMOUNT      (A) (B) (C)    MANAGERS    SOLE  SHARED NONE
------------------------    ---------------    ---------    -----------    ---------    -----------    --------    -----------------
A E S CORP.                 COMMON STOCK       00130H105         592203        36044            xx                        36044

ABBOTT LABS                 COMMON STOCK       002824100         283062         6676            xx                         1821
                                                                                                xx        32               4855

AETNA U. S.                 COMMON STOCK       00817Y108         495305         5750            xx                         5750
 HEALTHCARE INC.

ALBERTO CULVER CO.          COMMON STOCK       013068101         201375         4500            xx                         1100
                                                                                                xx        12                300
                                                                                                xx        32               3100

AMAZON NOTE CONV            CONV CORPORATE
 SUB DEB                    BONDS              023135AF3        1950113      1995000            xx                       655000
                                                                                                xx        12             160000
                                                                                                xx        32            1180000

AMGEN INC.                  COMMON STOCK       031162100        1603359        20125            xx                         8250
                                                                                                xx        12                750
                                                                                                xx        32              11125

ANALOG DEVICES, INC.        COMMON STOCK       032654105        1390893        37450            xx                        19650
                                                                                                xx        12               1800
                                                                                                xx        32              16000

                                                                         PAGE: 2

AS OF: SEPTEMBER 30, 2005    FORM 13F    SEC FILE # MICHAEL B. ELEFANTE\28-06281

                                                                                                                        ITEM 8:
                                                                            ITEM 5:       ITEM 6:                  VOTING AUTHORITY
                                                 ITEM 3:       ITEM 4:     SHARES OR    INVESTMENT                 -----------------
         ITEM 1:                ITEM 2:          CUSIP      FAIR MARKET    PRINCIPAL    DISCRETION      ITEM 7:    (A)    (B)   (C)
    NAME OF ISSUER          TITLE OF CLASS       NUMBER        VALUE        AMOUNT      (A) (B) (C)    MANAGERS    SOLE  SHARED NONE
------------------------    ---------------    ---------    -----------    ---------    -----------    --------    -----------------
APPLIED MATERIALS INC.      COMMON STOCK       038222105         190800        11250            xx                        11250

APTARGROUP INC.             COMMON STOCK       038336103         858426        17234            xx                         6429
                                                                                                xx        12               1400
                                                                                                xx        32               9405

AUTOMATIC DATA              COMMON STOCK       053015103         266159         6184            xx                         3178
 PROCESSING                                                                                     xx        32               3006

AVERY DENNISON CORP.        COMMON STOCK       053611109         395545         7550            xx                         4550
                                                                                                xx        12                800
                                                                                                xx        32               2200

B P PLC ADR                 COMMON STOCK       055622104        3181874        44910            xx                        15660
                                                                                                xx        12               3150
                                                                                                xx        32              26100

BANK OF AMERICA CORP.       COMMON STOCK       060505104         508147        12070            xx                         5985
                                                                                                xx        32               6085

BEA SYSTEMS INC.            CORPORATE BONDS    073325AD4        2121150      2148000            xx                       537000
                                                                                                xx        12             150000
                                                                                                xx        32            1461000

                                                                         PAGE: 3

AS OF: SEPTEMBER 30, 2005    FORM 13F    SEC FILE # MICHAEL B. ELEFANTE\28-06281

                                                                                                                        ITEM 8:
                                                                            ITEM 5:       ITEM 6:                  VOTING AUTHORITY
                                                 ITEM 3:       ITEM 4:     SHARES OR    INVESTMENT                 -----------------
         ITEM 1:                ITEM 2:          CUSIP      FAIR MARKET    PRINCIPAL    DISCRETION      ITEM 7:    (A)    (B)   (C)
    NAME OF ISSUER          TITLE OF CLASS       NUMBER        VALUE        AMOUNT      (A) (B) (C)    MANAGERS    SOLE  SHARED NONE
------------------------    ---------------    ---------    -----------    ---------    -----------    --------    -----------------
BERKSHIRE HATHAWAY INC.     CLASS B            084670207         374147          137            xx                           63
                                                                                                xx        32                 74

BIOMET INC.                 COMMON STOCK       090613100         595485        17156            xx                         5714
                                                                                                xx        12               1100
                                                                                                xx        32              10342
BRISTOL-MYERS SQUIBB
 CO.                        COMMON STOCK       110122108         672477        27950            xx                         9550
                                                                                                xx        32              18400

CANADIAN NATIONAL           COMMON STOCK       136375102        1261847        17775            xx                         5950
 RAILWAY CO.                                                                                    xx        12               1500
                                                                                                xx        32              10325

CAPITOL ONE FINL CORP.      COMMON STOCK       14040H105         465192         5850            xx                         5850

CATERPILLAR INC.            COMMON STOCK       149123101         261438         4450            xx                         4450

CEDAR FAIR L P              COMMON STOCK       150185106         346385        11550            xx                        11550

CHARLES RIVER               COMMON STOCK       159864107         239910         5500            xx                         5500
 LABORATORIES
 INTL INC.

                                                                         PAGE: 4

AS OF: SEPTEMBER 30, 2005    FORM 13F    SEC FILE # MICHAEL B. ELEFANTE\28-06281

                                                                                                                        ITEM 8:
                                                                            ITEM 5:       ITEM 6:                  VOTING AUTHORITY
                                                 ITEM 3:       ITEM 4:     SHARES OR    INVESTMENT                 -----------------
         ITEM 1:                ITEM 2:          CUSIP      FAIR MARKET    PRINCIPAL    DISCRETION      ITEM 7:    (A)    (B)   (C)
    NAME OF ISSUER          TITLE OF CLASS       NUMBER        VALUE        AMOUNT      (A) (B) (C)    MANAGERS    SOLE  SHARED NONE
------------------------    ---------------    ---------    -----------    ---------    -----------    --------    -----------------
CHEVRON CORP                COMMON STOCK       166764100         383590         5926            xx                         1371
                                                                                                xx        12                700
                                                                                                xx        32               3855

CISCO SYS INC.              COMMON STOCK       17275R102         371320        20721            xx                        11084
                                                                                                xx        32               9637

CITIGROUP INC.              COMMON STOCK       172967101         329246         7233            xx                         7233

COGNEX                      COMMON STOCK       192422103         458568        15250            xx                        13450
                                                                                                xx        32               1800

CONEXANT SYSTEMS INC.       COMMON STOCK       207142100          34271        19146            xx                        19146

DEVRY INC.                  COMMON STOCK       251893103         240030        12600            xx                        12600

DOMINION RESOURCES INC.     V A NEW            25746U109         357481         4150            xx                         4150

DOW JONES & CO. INC.        COMMON STOCK       260561105        5456014       142865            xx                        48103
                                                                                                xx        32              94762

                                                                         PAGE: 5

AS OF: SEPTEMBER 30, 2005    FORM 13F    SEC FILE # MICHAEL B. ELEFANTE\28-06281

                                                                                                                        ITEM 8:
                                                                            ITEM 5:       ITEM 6:                  VOTING AUTHORITY
                                                 ITEM 3:       ITEM 4:     SHARES OR    INVESTMENT                 -----------------
         ITEM 1:                ITEM 2:          CUSIP      FAIR MARKET    PRINCIPAL    DISCRETION      ITEM 7:    (A)    (B)   (C)
    NAME OF ISSUER          TITLE OF CLASS       NUMBER        VALUE        AMOUNT      (A) (B) (C)    MANAGERS    SOLE  SHARED NONE
------------------------    ---------------    ---------    -----------    ---------    -----------    --------    -----------------
DOW JONES & CO. INC.        CLASS B
                            (RESTRICTED)       260561204       25112789       657575            xx                       221832
                                                                                                xx        32             435743

E I DU PONT DE              COMMON STOCK       263534109         256564         6550            xx                         5550
 NEMOURS & CO.                                                                                  xx        12               1000

E M C CORP.                 COMMON STOCK       268648102         403728        31200            xx                        15500
                                                                                                xx        12               2000
                                                                                                xx        32              13700

EMERSON ELECTRIC CO.        COMMON STOCK       291011104        1391125        19375            xx                         6625
                                                                                                xx        12               1100
                                                                                                xx        32              11650

ENCANA CORP                 COMMON STOCK       292505104        2767276        47458            xx                        23543
                                                                                                xx        12               3000
                                                                                                xx        32              20915

EXXON MOBIL CORP.           COMMON STOCK       30231G102        2564030        40353            xx                        16931
                                                                                                xx        12               2000
                                                                                                xx        32              21422

FUEL CELL ENERGY INC.       COMMON STOCK       35952H106         232016        21150            xx                        16250
                                                                                                xx        32               4900

                                                                         PAGE: 6

AS OF: SEPTEMBER 30, 2005    FORM 13F    SEC FILE # MICHAEL B. ELEFANTE\28-06281

                                                                                                                        ITEM 8:
                                                                            ITEM 5:       ITEM 6:                  VOTING AUTHORITY
                                                 ITEM 3:       ITEM 4:     SHARES OR    INVESTMENT                 -----------------
         ITEM 1:                ITEM 2:          CUSIP      FAIR MARKET    PRINCIPAL    DISCRETION      ITEM 7:    (A)    (B)   (C)
    NAME OF ISSUER          TITLE OF CLASS       NUMBER        VALUE        AMOUNT      (A) (B) (C)    MANAGERS    SOLE  SHARED NONE
------------------------    ---------------    ---------    -----------    ---------    -----------    --------    -----------------
GENERAL ELECTRIC CO.        COMMON STOCK       369604103        1864544        55377            xx                        33613
                                                                                                xx        12               5600
                                                                                                xx        32              16164

GENERAL MILLS INC.          COMMON STOCK       370334104         503690        10450            xx                         7050
                                                                                                xx        32               3400

HONEYWELL                   COMMON STOCK       438516106         219375         5850            xx                         5850
 INTERNATIONAL INC.

INTEL CORPORATION           COMMON STOCK       458140100        1866572        75723            xx                        36971
                                                                                                xx        12               2700
                                                                                                xx        32              36052

INTL BUSINESS MACHINES      COMMON STOCK       459200101         216674         2701            xx                         1601
                                                                                                xx        12               1100

IVAX CORP                   CORPORATE BONDS    465823AG7        2729584      2733000            xx                       992000
                                                                                                xx        12             175000
                                                                                                xx        32            1566000

JACOBS ENGINEERING          COMMON STOCK       469814107         288135         4275             xx                        4275
 GROUP

                                                                         PAGE: 7

AS OF: SEPTEMBER 30, 2005    FORM 13F    SEC FILE # MICHAEL B. ELEFANTE\28-06281

                                                                                                                        ITEM 8:
                                                                            ITEM 5:       ITEM 6:                  VOTING AUTHORITY
                                                 ITEM 3:       ITEM 4:     SHARES OR    INVESTMENT                 -----------------
         ITEM 1:                ITEM 2:          CUSIP      FAIR MARKET    PRINCIPAL    DISCRETION      ITEM 7:    (A)    (B)   (C)
    NAME OF ISSUER          TITLE OF CLASS       NUMBER        VALUE        AMOUNT      (A) (B) (C)    MANAGERS    SOLE  SHARED NONE
------------------------    ---------------    ---------    -----------    ---------    -----------    --------    -----------------
JEFFERSON-PILOT CORP.       COMMON STOCK       475070108        2066552        40386            xx                        13800
                                                                                                xx        12               2350
                                                                                                xx        32              24236

JOHNSON & JOHNSON           COMMON STOCK       478160104        2477412        39150            xx                        19550
                                                                                                xx        12               3900
                                                                                                xx        32              15700

KEYSPAN CORP.               COMMON STOCK       49337W100         231714         6300            xx                         6300

KINDER MORGAN ENERGY        COMMON STOCK       494550106         280105         5300            xx                         5300
 LTD PARTNERSHIP

KOPIN                       COMMON STOCK       500600101         167585        24113            xx                        11200
                                                                                                xx        32              12913

LIFELINE SYS. INC.          COMMON STOCK       532192101         242100         7242            xx                         1700
                                                                                                xx        32               5542

LOWES COMPANIES INC.        COMMON STOCK       548661107         328440         5100            xx                         5100

LUCENT TECHNOLOGIES INC.    COMMON STOCK       549463107         114075        35100            xx                        35100

                                                                         PAGE: 8

AS OF: SEPTEMBER 30, 2005    FORM 13F    SEC FILE # MICHAEL B. ELEFANTE\28-06281

                                                                                                                        ITEM 8:
                                                                            ITEM 5:       ITEM 6:                  VOTING AUTHORITY
                                                 ITEM 3:       ITEM 4:     SHARES OR    INVESTMENT                 -----------------
         ITEM 1:                ITEM 2:          CUSIP      FAIR MARKET    PRINCIPAL    DISCRETION      ITEM 7:    (A)    (B)   (C)
    NAME OF ISSUER          TITLE OF CLASS       NUMBER        VALUE        AMOUNT      (A) (B) (C)    MANAGERS    SOLE  SHARED NONE
------------------------    ---------------    ---------    -----------    ---------    -----------    --------    -----------------
MERCK & CO. INC.            COMMON STOCK       589331107        1093951        40204            xx                        14742
                                                                                                xx        12               2450
                                                                                                xx        32              23012

MICROSOFT CORP.             COMMON STOCK       594918104         979798        38080            xx                        28264
                                                                                                xx        12                200
                                                                                                xx        32               9616

NATIONAL CITY CORP          COMMON STOCK       635405103         202312         6050            xx                         5150
                                                                                                xx        12                900

NOKIA CORP. ADR A           COMMON STOCK       654902204         736278        43541            xx                        19156
                                                                                                xx        12               1000
                                                                                                xx        32              23385

NOBLE ENERGY INC.           COMMON STOCK       655044105         403340         8600            xx                         8600

ORACLE CORP                 COMMON STOCK       68389X105         421129        33962            xx                        13429
                                                                                                xx        12               1000
                                                                                                xx        32              19533

PEPSICO INC.                COMMON STOCK       713448108         797456        14062            xx                         8987
                                                                                                xx        12               1000
                                                                                                xx        32               4075

                                                                         PAGE: 9

AS OF: SEPTEMBER 30, 2005    FORM 13F    SEC FILE # MICHAEL B. ELEFANTE\28-06281

                                                                                                                        ITEM 8:
                                                                            ITEM 5:       ITEM 6:                  VOTING AUTHORITY
                                                 ITEM 3:       ITEM 4:     SHARES OR    INVESTMENT                 -----------------
         ITEM 1:                ITEM 2:          CUSIP      FAIR MARKET    PRINCIPAL    DISCRETION      ITEM 7:    (A)    (B)   (C)
    NAME OF ISSUER          TITLE OF CLASS       NUMBER        VALUE        AMOUNT      (A) (B) (C)    MANAGERS    SOLE  SHARED NONE
------------------------    ---------------    ---------    -----------    ---------    -----------    --------    -----------------
PFIZER INC.                 COMMON STOCK       717081103         716239        28684            xx                        16714
                                                                                                xx        12               6000
                                                                                                xx        32               5970

PROCTER & GAMBLE CO.        COMMON STOCK       742718109        1924363        32364            xx                        11188
                                                                                                xx        12               5000
                                                                                                xx        32              16176

QUESTAR CORP.               COMMON STOCK       748356102         779862         8850            xx                         8850

ROCKWELL AUTOMATION         COMMON STOCK       773903109         269790         5100            xx                         5100
 INC

ROCKWELL COLLINS INC        COMMON STOCK       774341101         459523         9510            xx                         9510

J M SMUCKER CO NEW          COMMON STOCK       832696405         972159        20028            xx                         9057
                                                                                                xx        12               1200
                                                                                                xx        32               9771

STANDARD PACIFIC CORP.      COMMON STOCK       85375C101         589442        14200            xx                        14200

STATE STREET CORP           COMMON STOCK       857477103         472029         9649            xx                         4449
                                                                                                xx        32               5200

                                                                        PAGE: 10

AS OF: SEPTEMBER 30, 2005    FORM 13F    SEC FILE # MICHAEL B. ELEFANTE\28-06281

                                                                                                                        ITEM 8:
                                                                            ITEM 5:       ITEM 6:                  VOTING AUTHORITY
                                                 ITEM 3:       ITEM 4:     SHARES OR    INVESTMENT                 -----------------
         ITEM 1:                ITEM 2:          CUSIP      FAIR MARKET    PRINCIPAL    DISCRETION      ITEM 7:    (A)    (B)   (C)
    NAME OF ISSUER          TITLE OF CLASS       NUMBER        VALUE        AMOUNT      (A) (B) (C)    MANAGERS    SOLE  SHARED NONE
------------------------    ---------------    ---------    -----------    ---------    -----------    --------    -----------------
T C F FINANCIAL CORP.       COMMON STOCK       872275102         220688         8250            xx                         8250

3 M COMPANY                 COMMON STOCK       88579Y101        1184544        16147            xx                         1899
                                                                                                xx        12               1900
                                                                                                xx        32              12348

UNITED NATURAL              COMMON STOCK       911163103         409646        11585            xx                         1557
 FOODS INC                                                                                      xx        32              10028

UNIVERSAL FOREST            COMMON STOCK       913543104         636252        11100            xx                        11100
 PRODUCTS

WALGREEN CO                 COMMON STOCK       931422109         313926         7225            xx                         6650
                                                                                                xx        32                575

WYETH                       COMMON STOCK       983024100         728290        15740            xx                         5846
                                                                                                xx        32               9894
AGGREGATE TOTAL:                                             86,520,914